Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details) - EUR (€)
€ in Millions
		6 Months Ended
		Jun. 30, 2024		Dec. 31, 2023
Disclosure of contingent liabilities in business combination [abstract]
Liabilities Related to Business Combinations and to Non-Controlling Interests

B.11. LIABILITIES RELATED TO BUSINESS COMBINATIONS AND TO NON-CONTROLLING INTERESTS

For a description of the nature of the liabilities reported in the line item Liabilities related to business combinations and to non-controlling interests, refer to Note B.8.4. to the consolidated financial statements for the year ended December 31, 2023.
The liabilities related to business combinations and to non-controlling interests shown in the table below are level 3 instruments under the IFRS 13 and IFRS 7 fair value hierarchy (see Note A.5.).
Movements in liabilities related to business combinations and to non-controlling interests in the first half of 2024 are shown below:

(€ million)	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from acquisition of Translate Bio	Contingent consideration arising from acquisition of Amunix	Other	Total (a)
Balance at January 1, 2024	127	441	137	4	709
Payments made	(71)	—	—	—	(71)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (b)	4	71	—	—	75
Other movements	—	—	—	(3)	(3)
Currency translation differences	1	14	3	—	18
Balance at June 30, 2024	61	526	140	1	728
Of which:
•Current portion					201
•Non-current portion					527
(a)As of January 1, 2024, this comprised a non-current portion of €501 million and a current portion of €208 million.
(b)    Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”.

As of June 30, 2024, Liabilities related to business combinations and to non-controlling interests mainly comprised:
•The MSD contingent consideration liability arising from the 2016 acquisition of the Sanofi Pasteur activities carried on within the former Sanofi Pasteur MSD joint venture, which amounted to €61 million as of June 30, 2024 versus €127 million as of December 31, 2023. The fair value of this contingent consideration is determined by applying the royalty percentage stipulated in the contract to discounted projections of sales by Sanofi through December 31, 2024 of products previously commercialized by the joint venture. If the discount rate were to fall by one percentage point, the fair value of the MSD contingent consideration would increase by approximately 1%;
•The contingent consideration liability towards Shire Human Genetic Therapies Inc. (Shire) arising from Sanofi's acquisition of Translate Bio in September 2021. The fair value of the Shire liability is determined by applying the contractual terms to development and sales projections that are weighted to reflect the probability of success, and discounted. The liability was measured at €526 million as of June 30, 2024, compared with €441 million as of December 31, 2023. If the discount rate were to fall by one percentage point, the fair value of the Shire liability would increase by approximately 14%; and
		•The contingent consideration liability arising from the 2022 acquisition of Amunix. The fair value of the liability is determined on the basis of the nominal value of payments due subject to the attainment of specified development milestones. The liability was measured at €140 million as of June 30, 2024, versus €137 million as of December 31, 2023.
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	[1]	€ 709
Payments made	[1]	(71)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[1],[2]	75
Other movements	[1]	(3)
Currency translation differences	[1]	18
Ending balance	[1]	728
Current portion		201	[1]	€ 208
Non-current portion		527	[1]	€ 501
MSD contingent consideration (European Vaccines business)
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance		127
Payments made		(71)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	4
Other movements		0
Currency translation differences		1
Ending balance		61
Shire contingent consideration arising from acquisition of Translate Bio
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance		441
Payments made		0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	71
Other movements		0
Currency translation differences		14
Ending balance		526
Contingent consideration arising from acquisition of Amunix
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance		137
Payments made		0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	0
Other movements		0
Currency translation differences		3
Ending balance		140
Other
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance		4
Payments made		0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	0
Other movements		(3)
Currency translation differences		0
Ending balance		€ 1

[1]	As of January 1, 2024, this comprised a non-current portion of €501 million and a current portion of €208 million.
[2]	(b) Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”